Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenues
Note 3. Revenues

The following table presents sales disaggregated based on geographic regions and for the three and nine months ended:

	For the three months ended		For the nine months ended
	September 30,	September 30,	September 30,	September 30,
	2020	2019	2020	2019

Domestic sales	$1,031,653	$505,844	$2,205,324	$1,283,720
International sales	119,079	203,052	362,055	734,702
Total sales	$1,150,732	$708,896	$2,567,379	$2,018,422

The following table presents sales disaggregated based on geographic regions by entity and for the years ended:

Amplitech Inc.	2019	2018

Domestic sales	$1,706,946	$2,007,357
Foreign sales	905,056	390,061
Total sales	$2,612,002	$2,397,418

Specialty Microwave	2019	2018

Domestic sales	$454,235	$-
Foreign sales	56,129	-
Total sales	$510,364	$-